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                           UNITED STATES                         OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION        ----------------------------
                       Washington, D.C. 20549               OMB Number: 3235-0456
                                                            Expires:  August 31, 2000
                                                            Estimated average burden
                                                            hours per response.........1
                                                            ----------------------------
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                               FORM 24F-2
                    ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F-2

          Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
    1.   Name and address of issuer:

         PaineWebber Master Series, Inc.
         1285 Avenue of the Americas
         New York, NY 10019
--------------------------------------------------------------------------------
    2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                       /__/

         PaineWebber Balanced Fund
         (Class A, B, C and Y shares)

--------------------------------------------------------------------------------
    3.    Investment Company Act File Number:

            811-4448

          Securities Act File Number:

            33-2524


--------------------------------------------------------------------------------
    4(a). Last day of fiscal year for which this Form is filed:

                 August 31, 1997

--------------------------------------------------------------------------------
    4(b).  /__/ Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
--------------------------------------------------------------------------------
    4(c) /__/ Check box if this is the last time the issuer will be filing this Form.



--------------------------------------------------------------------------------



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     5. Calculation of registration fee:

        (i)    Aggregate sale price of                                   $             0
               securities sold during the                                ---------------
               fiscal year pursuant to
               section 24(f):

        (ii)   Aggregate price of
               securities redeemed or            $   36,403,282
               repurchased during the            --------------
               fiscal year:

        (iii)  Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending
               no earlier than October 1,
               1995 that were not Previously
               used to reduce registration
               fees payable to the               $    8,398,987
               Commission:                       --------------

        (iv)   Total available redemption credits                      - $    44,802,269
               [add Items 5(ii) and 5(iii)]:                             ---------------


        (v)    Net sales - if item 5(i) is
               greater than Item 5(iv)
               [subtract item 5(iv) from Item
               5(i)]:                                                    $             0
                                                                         ---------------
-----------------------------------------------------------------
        (vi)   Redemption credits available
               for use in future years -- if
               Item 5(i) is less than Item       $(  44,802,269)
               5(iv) [subtract Item 5(iv)        --------------
               from Item 5(i)]:
-----------------------------------------------------------------

        (vii)  Multiplier for determining
               registration fee (See
               Instruction C.9):                                      = $        1/3300
                                                                      -----------------

        (viii) Registration fee due [multiply
               Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due):                          = $             0
                                                                        ---------------
----------------------------------------------------------------------------------------
     6.   Prepaid Shares

          If the response to Item 5(i) was  determined by deducting an amount of securities  that  were  registered  under the  Securities  Act of 1933 pursuant  to rule 24e-2 as in effect  before  October 11,  1997,  then report the  amount of  securities  (number  of shares or other  units)
          deducted here  1,692,053 If there is a number of shares or other units that were registered  pursuant to rule 24e-2  remaining  unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal  years,  then state that number
          here:     53,449,678.
                    -----------
-------------------------------------------------------------------------------------
    7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                      + $             0
                                                                        ---------------

----------------------------------------------------------------------------------------
     8.   Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                      = $             0
                                                                        ===============

---------------------------------------------------------------------------------------

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---------------------------------------------------------------------------------------
     9.   Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

                Method of Delivery:

                            |_|   Wire Transfer
                            |_|   Mail or other means

--------------------------------------------------------------------------------------
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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Paul H. Schubert
                          -------------------------------

                              Paul H. Schubert
                          -------------------------------

                          Vice President And Treasurer
                          -------------------------------

Date: November 18, 1997
      -----------------

 *Please print the name and title of the signing officer below the signature.